Recent accounting pronouncements	12 Months Ended
Dec. 31, 2021
Recent accounting pronouncements
Recent accounting pronouncements

3.Recent accounting pronouncements

For the periods ended December 31, 2021, 2020 and 2019, the Group adopted all the new and revised International Financial Reporting Standards (IFRS) that are relevant to its operations and are effective for accounting periods beginning on January 1, 2019. This adoption did not have a material effect on the accounting policies of the Group with the exception of the following:

(i)   IFRS 16 “Leases”

The Group has adopted IFRS 16 Leases from 1 January 2019. IFRS 16 requires lessees to recognize right-of-use assets and lease liabilities for most leases. A contract is (or contains) a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

3.Recent accounting pronouncements (continued)

Right-of-use assets are initially measured at cost and depreciated by the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The cost of right-of-use assets comprises initial measurement of the lease liabilities, any lease payments made before or at the commencement date and initial direct costs.

Right-of-use assets are also subject to impairment losses and adjusted for any remeasurement of lease liabilities. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

(ii)   Interest Rate Benchmark Reform — Phase 2

In August 2020, the IASB issued Interest Rate Benchmark Reform — Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16). These amendments address issues that might affect financial reporting after the reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The amendments are effective for annual periods beginning on or after January 1, 2021, with earlier application permitted. The adoption of these amendments did not have an impact on the Group’s financial statements.

(iii)   Amendments to IFRS 16 — COVID-19 Related Rent Concessions

The amendments introduce an optional practical expedient that simplifies how a lessee accounts for rent concessions that are a direct consequence of COVID-19. A lessee that applies the practical expedient is not required to assess whether eligible rent concessions are lease modifications, and accounts for them in accordance with other applicable guidance. The resulting accounting will depend on the details of the rent concession.

The amendments are effective for annual periods beginning on or after June 1, 2020 with earlier application permitted. The adoption of these amendments did not have an impact on the Group’s financial statements.